                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12-31-09

Check here if Amendment [ ]; Amendment Number: _________________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Otter Creek Management, Inc.
Address: 222 Lakeview Ave.
         Suite 1130
         West Palm Beach, FL 33404

Form 13F File Number: 28-10442

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph W. O'Neill Jr.
Title: CFO
Phone: 561-832-4110

Signature, Place, and Date of Signing:


/s/ Joseph W. O'Neill Jr.        West Palm Beach, FL           2-3-10
-----------------------------   ---------------------   ------------------------
[Signature]                          [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28-___________________   ________________________________________________________
[Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         71

Form 13F Information Table Value Total:    116,034
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.    Form 13F File Number      Name
---    --------------------      ----

____   28-____________________   ___________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1st United Bancorp  Inc. (FL)  COM              33740N105      357    50000 SH       Sole                    50000
ALLETE INC                     COM              018522300      817    25000 SH       Sole                    25000
ALTRIA GROUP INC               COM              02209S103      682    34739 SH       Sole                    34739
AMERICAN WATER WKS  CO INC     COM              030420103      448    20000 SH       Sole                    20000
ANNALY CAPITAL MANAGEMENT INC  COM              035710409     1338    77100 SH       Sole                    77100
ARCHER-DANIELS MIDLAND CO      COM              039483102     1973    63000 SH       Sole                    63000
BJ SVCS CO                     COM              055482103      992    53337 SH       Sole                    53337
CAPE BANCORP INC    COM        COM              139209100       90    13398 SH       Sole                    13398
CF INDS HLDGS INC              COM              125269100     1362    15000 SH       Sole                    15000
CHESAPEAKE UTILITIES CORP      COM              165303108      351    10955 SH       Sole                    10955
CONSECO INC                    COM              208464883     8635  1727050 SH       Sole                  1727050
COPYTELE INC        COM        COM              217721109       13    20000 SH       Sole                    20000
DEERE & CO COM                 COM              244199105     2164    40000 SH       Sole                    40000
EMERSON ELECTRIC CO            COM              291011104     1960    46000 SH       Sole                    46000
FIRST MERCHANTS CORP           COM              320817109       59    10000 SH       Sole                    10000
FLOW INTERNATIONAL CORP        COM              343468104      924   299961 SH       Sole                   299961
FTI CONSULTING INC             COM              302941109      472    10000 SH  PUT  Sole                    10000
                                                               707    15000 SH  PUT  Sole                    15000
GREAT PLAINS ENERGY INC        COM              391164100      970    50000 SH       Sole                    50000
GULF IS FABRICATION INC        COM              402307102     1430    68000 SH       Sole                    68000
HEINZ H J CO                   COM              423074103      855    20000 SH       Sole                    20000
HMN FINANCIAL INC              COM              40424G108      257    61191 SH       Sole                    61191
INDIANA CMNTY BANCORP          COM              454674102      198    26000 SH       Sole                    26000
INTERACTIVE DATA CORP          COM              45840J107     2705   106900 SH       Sole                   106900
LANCASTER COLONY CORP          COM              513847103     2484    50000 SH       Sole                    50000
LANCE INC                      COM              514606102     5221   198512 SH       Sole                   198512
MB FINANCIAL INC               COM              55264U108      828    42000 SH       Sole                    42000
MONROE BANCORP                 COM              610313108      955   153013 SH       Sole                   153013
MVC CAP INC                    COM              553829102     2242   190000 SH       Sole                   190000
NEW YORK TIMES CO   CL A       COM              650111107     1236   100000 SH       Sole                   100000
NEWMONT MINING CORP            COM              651639106     1788    37800 SH       Sole                    37800
OLD REP INTL CORP              COM              680223104     4979   495900 SH       Sole                   495900
PATTERSON-UTI ENERGY INC       COM              703481101     2465   160600 SH       Sole                   160600
POTLATCH HOLDINGS INC          COM              737630103     1594    50000 SH       Sole                    50000
SEACOAST BKG CORP FLA          COM              811707306       24    15000 SH       Sole                    15000
SOUTHWEST WTR CO               COM              845331107     2945   500000 SH       Sole                   500000
SPDR GOLD TRUST                COM              78463V107     5327    49642 SH       Sole                    49642
STRYKER CORP COM               COM              863667101     2035    40400 SH       Sole                    40400
TIME WARNER INC                COM              887317303     1360    46666 SH       Sole                    46666
VALERO ENERGY CORP             COM              91913Y100      503    30000 SH  CALL Sole                    30000
WINDSTREAM CP                  COM              97381W104      275    25000 SH       Sole                    25000
WISCONSIN ENERGY CORP          COM              976657106     1022    20500 SH       Sole                    20500
ZIMMER HOLDINGS INC            COM              98956P102     3356    56783 SH       Sole                    56783
FEDERAL NATIONAL    MORTGAGE A PFD              313586737      122   123600 SH       Sole                   123600
FPRS 6.5% CONV PFD             PFD              345395206     2491    62500 SH       Sole                    62500
FREEPORT-MCMORAN    COPPER & G PFD              35671D782     6756    59000 SH       Sole                    59000
GENERAL MOTORS 7.25% 2-15-52   PFD              370442758     2251   441356 SH       Sole                   441356
GENERAL MOTORS CORP 7.25% PFD  PFD              370442774      828   154800 SH       Sole                   154800
GENERAL MOTORS CORP SR A 4.5%  PFD              370442741     1490   266050 SH       Sole                   266050
CHINA LIFE INSURANCECO ADR     ADR              16939P106      734    10000 SH  PUT  Sole                    10000
STATOIL ASA                    ADR              85771P102      498    20000 SH       Sole                    20000
PUT - FCN 100 @ 45  EXP 06/19/ PUT              99OC9CVG6      217      700 SH       Sole                      700
PUT - FHZ 100 @ 85  EXP 05/22/ PUT              99OC7NWN8      222      200 SH       Sole                      200
PUT - LFC 100 @ 75  EXP 04/17/ PUT              99OC7WM66      328      500 SH       Sole                      500
PUT - PKX 100 @ 120 EXP 05/22/ PUT              99OC81P52      297      401 SH       Sole                      401
PUT - QGM 100 @ 65  EXP 06/19/ PUT              99OC9V409      205      500 SH       Sole                      500
PUT - RFP 100 @ 30  EXP 03/20/ PUT              99OC4S0X3      544     2000 SH       Sole                     2000
PUT - RFP 100 @ 30  EXP 06/19/ PUT              99OC9XFR4     1339     3500 SH       Sole                     3500
PUT - RJT 100 @ 220 EXP 04/17/ PUT              99OC8LMQ5      467      200 SH       Sole                      200
PUT - SQQ 100 @ 60  EXP 01/16/ PUT              99OC0KNN1      245      200 SH       Sole                      200
PUT - SQQ 100 @ 60  EXP 02/20/ PUT              99OC1KZ80      251      200 SH       Sole                      200
ABERDEEN ASIA-PACIFIC INCOME F                  003009107     1261   202778 SH       Sole                   202778
GABELLI DIVID & INCOME TR                       36242H104      460    35100 SH       Sole                    35100
ISHARES BARCLAYS 20+YEAR TREA                   464287432      899    10000 SH  PUT  Sole                    10000
CDNS CB 1.375 15DEC2011        CONV             127387AD0      931  1000000 PRN      Sole                  1000000
GDP CB 3.25 01DEC2026          CONV             382410AB4     3432  3675000 PRN      Sole                  3675000
MEE CB 3.25 01AUG2015          CONV             576203AJ2     6822  7830000 PRN      Sole                  7830000
ORI CB 8 15MAY2012             CONV             680223AF1     3911  3500000 PRN      Sole                  3500000
SNDK CB 1 15MAR2035            CONV             55375VAB8     5393  5427000 PRN      Sole                  5427000
SNDK CB 1 15MAY2013            CONV             80004CAC5     2490  3000000 PRN      Sole                  3000000
STX CB 6.8 30APR2010           CONV             577729AC0      757   750000 PRN      Sole                   750000